Stock Based Compensation - Narratives (Details) - Omnibus Equity Incentive Plan $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2018 USD ($) shares	Jun. 30, 2018 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation | $	$ 0.2
Stock based compensation not yet recognized | $	$ 5.5	$ 5.5
Period in which compensation expense will be recognized		3 years
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted non-vested options (shares)	912,790	912,790
Deferred Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted non-vested shares other than option (shares)	19,335	19,335
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted non-vested shares other than option (shares)	6,740	6,740